CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Sales	$ 4,613,399	$ 4,842,264	$ 4,807,666
Cost of sales	3,618,503	3,840,698	3,776,355
Gross profit	994,896	1,001,566	1,031,311
Operating expenses:
Research and development	66,403	64,960	75,896
Selling	169,984	164,063	168,986
General and administrative	262,923	246,817	236,084
Trade name impairments			38,008
Income before interest, income taxes, and noncontrolling interest	495,586	525,726	512,337
Interest expense	(89,296)	(87,612)	(77,494)
Interest income	676	560	574
Income before income taxes and noncontrolling interest	406,966	438,674	435,417
Income tax provision	143,762	124,963	156,473
Net income	263,204	313,711	278,944
Less net income attributable to noncontrolling interest	592	536	230
Net income attributable to Alliant Techsystems Inc.	262,612	313,175	278,714
Alliant Techsystems Inc. earnings per common share:
Basic (in dollars per share)	$ 7.99	$ 9.41	$ 8.48
Diluted (in dollars per share)	$ 7.93	$ 9.32	$ 8.33
Alliant Techsystems Inc. weighted-average number of common shares outstanding:
Basic (in shares)	32,874	33,275	32,851
Diluted (in shares)	33,112	33,615	33,462
Net Income (from above)	263,204	313,711	278,944
Pension and other postretirement benefit liabilities:
Reclassification of prior service (credit) costs for pension and postretirement benefit plans recorded to net income (loss), net of tax (expense) benefit of $3,370, $3,600 and $3,460	(5,392)	(5,785)	(5,559)
Reclassification of net actuarial loss for pension and postretirement benefit plans recorded to net income (loss), net of tax benefit of $(38,042), $(33,962) and $(13,093)	60,864	54,569	21,035
Valuation adjustment for pension and postretirement benefit plans, net of tax benefit of $94,968, $4,009 and $141,287	(152,066)	(4,844)	(226,989)
Change in fair value of derivatives, net of income taxes of $17,060, $6,078, and $(25,386), respectively	(26,683)	(9,607)	39,706
Change in fair value of available-for-sale securities, net of income taxes of $156, $205, and $(1,517), respectively	(244)	(324)	2,373
Total other comprehensive income	(123,521)	34,009	(169,434)
Comprehensive income	139,683	347,720	109,510
Less comprehensive income attributable to noncontrolling interest	592	536	230
Comprehensive income attributable to Alliant Techsystems Inc.	$ 139,091	$ 347,184	$ 109,280